Cash Generated by Operations	12 Months Ended
Jun. 30, 2021
Cash Generated By Operations [Abstract]
Cash Generated by Operations	CASH GENERATED BY OPERATIONS

	SA Rand
Figures in million	2021	2020	2019
Reconciliation of profit/(loss) before taxation to cash generated by operations
Profit/(loss) before taxation	6 382	(595)	(2 746)
Adjustments for:
Amortisation and depreciation	3 877	3 508	4 054
Impairment of assets	1 124	—	3 898
Share-based payments	160	180	230
Net decrease in provision for post-retirement benefits	(13)	(12)	(12)
Net increase/(decrease) in provision for environmental rehabilitation	135	—	(53)
Loss on scrapping of property, plant and equipment	161	62	21
Profit from associates	(83)	(94)	(59)
Investment income	(244)	(375)	(308)
ARM BBEE day one expense	(87)	—	—
Finance costs	661	661	575
Inventory revaluation adjustments	69	(70)	(166)
Foreign exchange translation difference	(810)	989	95
Non cash portion of gains/losses on derivatives	(1 204)	1 382	(429)
Day one loss amortisation	(47)	40	32
Streaming contract revenue	(397)	—	—
Silicosis settlement provision	(90)	(119)	(62)
Gain on bargain purchase	(303)	—	—
Contingent consideration remeasurement	(127)	—	—
Other non-cash adjustments	(14)	22	(16)
Effect of changes in operating working capital items
(Increase)/decrease in Receivables	(339)	(349)	32
(Increase)/decrease in Inventories	(37)	(150)	(88)
Increase/(decrease) in Payables	967	(49)	54
Cash generated by operations	9 741	5 031	5 052

Additional cash flow information
The income and mining taxes paid in the statement of cash flow represents actual cash paid less refunds received. Investment income from restricted investments is considered non-cash for the purposes of the cash flow statement. Included in investment income is interest earned from restricted investments of R174 million (2020: R163 million) (2019: R168 million).

At 30 June 2021, R4 254 million (2020: R1 366 million) (2019: R1 277 million) of borrowing facilities had not been drawn and are therefore available for future operational activities and future capital commitments. Refer to note 32.

The share issue costs were accrued at year-end and do not reflect in the financing section of the cash flow.

(a)    Acquisitions of investments/business
The conditions precedent for the acquisition of AGA’s remaining South African producing assets and related liabilities were fulfilled on 1 October 2020 and the transaction was completed. Refer to note 14 for details on the consideration paid.

(b)    Principal non-cash transactions
Share-based payments (refer to note 36).

(c)    Lease payments
Included in the lease payments of R119 million are deposits of R39 million made as part of a lease facility agreement.